Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of allowance of doubtful accounts
	December 31,
	2021	2022
Accounts receivable	$85,637	$110,967
Allowance for doubtful accounts	-	(25,348)
Accounts receivable, net	$85,637	$85,619

Schedule of allowance for doubtful accounts
	For the years ended December 31,
	2020	2021	2022
Balance at the beginning of the year	$-	$-	$-
Additions	-	-	25,981
Foreign currency translation	-	-	(633)
Balance at the end of the year	$-	$-	$25,348